STOCK OPTIONS (Details) - Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Number of outstanding balance, Beginning	5,710,000	5,660,000	6,519,500
Expired			(859,500)
Granted	30,000	50,000
Cancelled
Number of outstanding balance, Ending	5,740,000	5,710,000	5,660,000
Options exercisable	5,710,000
Weighted average exercise price, Beginning	$ 1.75	$ 1.74	$ 4.43
Expired			2.99
Granted	3.43	2.93
Cancelled
Weighted average exercise price, Ending	1.76	$ 1.75	$ 1.74
Options exercisable	$ 1.75
Weighted average remaining contractual life (in years)		8 years 4 months 13 days	4 years 3 months 11 days
Granted	3 years 7 months 2 days	9 years 11 days
Weighted average remaining contractual life options outstanding	6 years 4 months 13 days
Weighted average remaining contractual life options exercisable (in years)	6 years 4 months 20 days	7 years 4 months 20 days